Related party transaction: (Details Textual) - INR (₨) ₨ in Thousands				12 Months Ended
	Feb. 01, 2021	Feb. 01, 2012	Jun. 01, 2010	Mar. 31, 2021
Cumulative Non Convertible Redeemable Preference Shares Issued From Print House India Private Limited [Member]
Disclosure of related parties [Line Items]
Borrowings				₨ 500,000
Borrowings maturity				20
Percentage of preferential dividend payable till redemption				9.00%
Ms Raju Vegesna Infotech and Industries Private Limited [Member]
Disclosure of related parties [Line Items]
Description of material leasing arrangements by lessee classified as finance lease				During the year 2011-12, the Group had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Group, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 75 (Rupees Seventy Five Thousand) per month. Subsequently, the Group entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective February 1, 2021 on a rent of ₹ 114 (Rupees One Lakh Fourteen Thousand Only) per month.
Agreed monthly lease rent	₨ 114	₨ 75
Term of lease agreement	3 years
Ms Raju Vegesna Developers Private Limited [Member]
Disclosure of related parties [Line Items]
Description of material leasing arrangements by lessee classified as finance lease				During the year 2011-12, the Group had also entered into a lease agreement with M/s Raju Vegesna Developers Private Limited, a Group in which Mr. Ananda Raju Vegesna, Executive Director of the Group and Mr. Raju Vegesna, Chairman and Managing director of the Group exercise significant influence, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 30 (Rupees Thirty Thousand) per month. The agreement provides for the automatic renewal for further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective February 1, 2021 on a rent of ₹ 46 (Rupees Forty Six Thousand) per month.
Agreed monthly lease rent	₨ 46	₨ 30
Term of lease agreement	3 years
Ms Radhika Vegesna [Member]
Disclosure of related parties [Line Items]
Description of material leasing arrangements by lessee classified as finance lease				During the year 2010-11, the Group had entered into a lease agreement with Ms. Radhika Vegesna, daughter of Mr. Anand Raju Vegesna, Executive Director of the Group, to lease the premises owned by her for a period of three years effective June 1, 2010 on a rent of ₹ 300 per month and payment of refundable security deposit of ₹ 2,600. This arrangement will automatically be renewed for a further period of two blocks of three years with all the terms remaining unchanged. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective June 1, 2019 on a rent of ₹ 556 per month and payment of additional refundable security deposit of ₹ 3,000. This arrangement will automatically be renewed for a further period of two blocks of three years with all the terms remaining unchanged.
Agreed monthly lease rent			₨ 300
Refundable security deposit payment			₨ 2,600
Ms Radhika Vegesna [Member] | Renewed Lease Agreement [Member]
Disclosure of related parties [Line Items]
Agreed monthly lease rent				₨ 556
Refundable security deposit payment				₨ 3,000
Term of lease agreement				3 years